SCHEDULE OF CONTINGENT CONSIDERATION EXPLANATORY (Details) - USD ($)	Dec. 31, 2022	Oct. 04, 2022	Apr. 30, 2022
IfrsStatementLineItems [Line Items]
Closing Value	$ 12,447,396
Revealed films [member]
IfrsStatementLineItems [Line Items]
Closing Value		$ 20,380,397
Property investors network [member]
IfrsStatementLineItems [Line Items]
Closing Value			$ 29,655,000
Contingent consideration [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	12,098,396
Adjustments	349,000
Closing Value	12,447,396
Contingent consideration [member] | Revealed films [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	10,380,396
Adjustments
Closing Value	10,380,396
Contingent consideration [member] | University of antelope valley [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	1,017,000
Adjustments	191,000
Closing Value	1,208,000
Contingent consideration [member] | Property investors network [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	701,000
Adjustments	158,000
Closing Value	$ 859,000